Statement of Shareholders' Equity (Parenthetical) (USD $)	4 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Series A Preferred Stock [Member]
Issuance of preferred stock, offering cost	$ 29,221	$ 858
Series B Preferred Stock [Member]
Issuance of preferred stock, offering cost		$ 80,969